Concentration of Major Customers and Suppliers (Details) - Schedule of Customers Net Revenues - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Concentration Risk [Line Items]
Total	$ 2,956,966
Customer B [Member]
Concentration Risk [Line Items]
Total	1,105,385
Customer C [Member]
Concentration Risk [Line Items]
Total		2,853,920
Customer D [Member]
Concentration Risk [Line Items]
Total			1,569,428
Customer E [Member]
Concentration Risk [Line Items]
Total			1,591,240
Customer [Member]
Concentration Risk [Line Items]
Total	$ 4,062,351	$ 2,853,920	$ 3,160,668
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue	27.40%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue	10.20%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue		20.40%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue			10.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue			10.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Percentage of net revenue	37.60%	20.40%	20.00%